Other Current Assets and Other Current Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets [abstract]
Amortization of advertising and promotional expenses paid in advance	$ 4,504	$ 5,030	$ 3,447